Changes in Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 3,015,734	$ 2,090,768
Balance, end of the year	6,400,723	3,015,734
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	1,046	(12,216)
Other comprehensive income before reclassifications	7,525	12,865
Tax effect on unrealized gain on cash flow hedges	(2,786)	(4,784)
Other comprehensive income, net of tax	7,724	13,262
Balance, end of the year	8,770	1,046
Cost of revenues | Accumulated Other Comprehensive Income (Loss) | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income to earnings were as follows:	151	279
Sales and marketing | Accumulated Other Comprehensive Income (Loss) | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income to earnings were as follows:	933	1,538
Research and development | Accumulated Other Comprehensive Income (Loss) | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income to earnings were as follows:	1,460	2,620
General and administrative | Accumulated Other Comprehensive Income (Loss) | Reclassification out of Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Loss on cash flow hedges reclassified from accumulated other comprehensive income to earnings were as follows:	$ 441	$ 744